SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12:	SHAREHOLDERS' EQUITY

a.	Ordinary shares

The ordinary shares of the Company entitle their holders to voting rights, the right to receive cash dividend and the right to a share in excess assets upon liquidation of the Company.

On August 2, 2018 the Company's Shareholders' approved a 3:1 “Reverse Share Split” of its Ordinary shares, which became effective on August 26, 2018. The accompanying consolidated financial statements and notes give retroactive effect to the reverse share split for all periods presented. All fractional shares created by the Reverse Share Split have been rounded down to the nearest whole share.

b.	Private placement

On December 3, 2015 (the “Effective date”), the Company completed a private placement of 4,436,898 ordinary shares for gross proceeds of $10,125 pursuant to a Securities Purchase Agreement (the “SPA”) with two investors. The purchase price per share was $2.282 per share, which was the average closing price of an ordinary share on the Nasdaq Global Select Market for the 30 trading days ending on December 1, 2015. According to the terms of the SPA, on September 1, 2016, the per share purchase price was adjusted downward to a price per share of $1.939, and the Company issued to the two investors 782,981 additional ordinary shares for no additional consideration.

On November 30, 2015, the Company entered into a Registration Rights Agreement (the "Agreement") with the two investors, pursuant to which the Company shall use its commercially reasonable efforts in order to file a registration statement on Form F-3 for the resale of the aforesaid ordinary shares issued within the time frame as detailed in the Agreement. The registration statement was declared effective on March 31, 2016.

c.	Share Options, Restricted Share Units and Warrants

In 2003, the Company's Board of Directors approved the 2003 Equity Incentive Plan (the "Plan") for an initial term of ten years from adoption and on December 9, 2012, extended the term of the Plan for an additional ten years. On August 7, 2013, the Company’s Board of Directors approved amendments to the Plan which include the ability to grant RSUs and restricted shares.

The contractual term of the share options is generally no more than five years and the vesting period of the options and RSUs granted under the Plan is between one and three years from the date of grant. The rights of the ordinary shares issued upon the exercise of share options or RSUs are identical to those of the other ordinary shares of the Company.

As of December 31, 2018, there were 878,249 ordinary shares reserved for future share-based awards under the Plan.

The following table summarizes the activities for the Company’s service-based share options for the year ended December 31, 2018:

		Weighted average
	Number of options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2018	4,203,888	$4.52	4.27	$56
Granted	1,035,481	3.08	-	-
Exercised	(167)	3.24	-	-
Cancelled	(1,494,395)	5.20	-	-
Outstanding at December 31, 2018	3,744,807	$3.85	4.97	$27

Exercisable at December 31, 2018	1,314,690	$4.88	3.86	$4

Vested and expected to vest at December 31, 2018	2,906,311	$4.57	4.11	$19

The weighted-average grant-date fair value of options granted during the years ended December 31, 2016, 2017 and 2018 was $0.64, $0.72 and $1.27, respectively.

The aggregate intrinsic value of the outstanding share options at December 31, 2018, represents the intrinsic value of 106,332 outstanding options that were in-the-money as of such date. The remaining 3,638,475 outstanding options were out-of-the-money as of December 31, 2018, and their intrinsic value was considered as zero. Total intrinsic value of options exercised during the year ended December 31, 2018 was $1.

The number of options expected to vest reflects an estimated forfeiture rate.

The following table summarizes the activities for the Company’s performance-based share options for the year ended December 31, 2018:

		Weighted average
	Number of Performance based options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2018	283,331	$4.93	-	$-
Cancelled	(66,666)	6.84	-	-

Outstanding at December 31, 2018	216,665	4.35	4.12	-

Exercisable at December 31, 2018	116,666	5.30	2.55	-

Vested and expected to vest at December 31, 2018	116,666	$5.30	2.55	$-

The performance based options’ vesting is contingent upon achieving specific financial targets of the Company, set at the grant date.

No performance based options were granted during 2016, 2017 and 2018.

There is no aggregate intrinsic value of the outstanding performance-based options at 2018, since they were all out-of-the-money as of such date.

The number of options expected to vest reflects an estimated forfeiture rate.

The following table summarizes additional information regarding outstanding and exercisable options under the Company's share Option Plan as of December 31, 2018:

	Outstanding			Exercisable
Range of exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price

$1.03 – 2.94	206,211	3.74	$2.62	69,325	1.33	$2.78
3.01 – 3.36	2,909,553	5.64	3.20	802,145	5.14	3.23
4.23 – 6.90	720,937	3.02	4.86	435,115	2.33	5.20
7.08 – 9.81	10,332	1.29	7.24	10,332	1.29	7.24
10.01 – 12.75	72,220	1.49	10.85	72,220	1.49	10.85
$13.14 –40.62	42,219	0.44	26.69	42,219	0.44	26.69

	3,961,472	4.92	$3.87	1,431,356	3.75	$4.91

The Company recognized share-based compensation expenses related to its share-based awards in the consolidated statements of operations as follows:

	Year ended December 31,
	2016	2017	2018

Cost of revenues	$219	$36	$136
Research and development	708	229	448
Selling and marketing	1,907	744	848
General and administrative	4,010	1,103	1,286

Total	$6,844	$2,112	$2,718

Share-based compensation in discontinued operations	$42	$-	$-

As of December 31, 2018, there was $2,968 of unrecognized compensation cost related to outstanding options and RSUs and $59 related to outstanding warrants. These amounts are expected to be recognized over a weighted-average period of 1.43 years related to outstanding options and RSUs and 1 year related to outstanding warrants. To the extent the actual forfeiture rate is different from what has been estimated, share-based compensation related to these awards will differ from the initial expectations.

d.
In connection with the Undertone acquisition, the Company granted warrants to purchase 66,666 ordinary shares, at a weighted average exercise price of $9.09 per share, to a third-party vendor that provides development services to Undertone. The warrants are exercisable until December 27, 2020, and its weighted-average grant-date fair value was $1.23. The total expense incurred in 2016, 2017 and 2018 was $62, $61 and $61, respectively.

e.
In January 2018, the Company executed a repricing of 2,689,669 share options of the Company's employees, and directors. As part of the repricing, the options' exercise price was adjusted to $ $3.24 with a  vesting period of (i) grants issued prior to January 1, 2015, shall vest over a twelve months period in quarterly installments whether or not currently vested or would have been vested by that time; (ii) grants issued after January 1, 2015 will be subject to the following vesting schedule: one third shall vest over twelve months in equal quarterly installments, and the remaining two-thirds shall vest over twenty four months in equal quarterly installments whether or not currently vested or would have been vested by that time. The expiration date of the adjusted options shall be seven years from the date hereof.  The total incremental fair value of these options amounted to $1,471.